TAXES ON INCOME (TAX BENEFIT) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Deferred Tax Assets [Line Items]
Net operating loss carry forwards of non-Israeli subsidiaries	$ 5,347		$ 2,092
Net operating loss carry forwards In Israel	910	[1]	768	[1]
R&D cost temporary differences	1,080		991
Other temporary differences	3,443		2,016
Deferred tax assets before valuation allowance	10,780		5,867
Valuation allowance	(5,840)		(2,107)
Deferred tax assets, net of allowance	$ 4,940		$ 3,760

[1]	Based on 18% tax rate for 2015